Debt - Schedule of maturities of debt (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Sep. 15, 2022	Dec. 31, 2021
Short-Term Debt Maturities
Short-term debt	$ 1,500	$ 1,500		$ 8,317
Long-Term Debt Maturities
Long-term debt		7,868		427
Long-Term And Short Term Debt Maturities
Total debt, net of issuance costs		15,326		$ 15,680
Corebridge Debt
Long-Term And Short Term Debt Maturities
Total debt, net of issuance costs		9,427
2023		1,500
2024		0
2025		1,101
2026		0
2027		1,250
Thereafter		5,576
Three Year DDTL Facility | Senior unsecured notes | Line of Credit
Short-Term Debt Maturities
2023		1,500
Short-term debt		1,500	$ 1,500
Senior unsecured notes | Line of Credit
Long-Term Debt Maturities
Long-term debt		6,500
2023		0
2024		0
2025		1,000
2026		0
2027		1,250
Thereafter		4,250
Hybrid junior subordinated notes | AIGLH notes
Long-Term Debt Maturities
Long-term debt		1,000
2023		0
2024		0
2025		0
2026		0
2027		0
Thereafter		1,000
AIGLH notes | AIGLH notes
Long-Term Debt Maturities
Long-term debt		200
2023		0
2024		0
2025		101
2026		0
2027		0
Thereafter		99
AIGLH junior subordinated debentures | AIGLH junior subordinated debentures
Long-Term Debt Maturities
Long-term debt		227
2023		0
2024		0
2025		0
2026		0
2027		0
Thereafter		$ 227